Summary of significant accounting policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Period over which cost of decommissioning of telecommunication towers incurred	20 years
Network | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	14 years	14 years	14 years
Remaining amortization period of intangible assets	4 years	5 years	6 years
Network | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	34 years	26 years	20 years
Remaining amortization period of intangible assets	33 years	26 years	26 years
Customerrelated intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years	5 years	5 years
Remaining amortization period of intangible assets	20 years	21 years	1 year
Customerrelated intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	41 years	37 years	30 years
Remaining amortization period of intangible assets	40 years	36 years	27 years
Licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years	3 years	3 years
Licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	15 years	15 years	15 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years